Description of Business and Organization - Consolidated operating results and cash flows of Group VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable interest entity
Total revenues	$ 983,306	¥ 6,845,580	¥ 5,387,577	¥ 3,740,455
Net income	23,223	161,671	155,546	133,409
Net cash (used in)/ provided by operating activities	(35,094)	(244,322)	(651,462)	(177,511)
Net cash used in investing activities	2,380	16,565	146,102	(311,581)
Net cash provided by financing activities	7,807	54,354	995,948	922,057
Net increase in cash, cash equivalents and restricted cash	(24,745)	(172,271)	493,968	421,092
Cash, cash equivalents and restricted cash at the beginning of the year	161,798	1,126,407	632,439	211,347
Cash, cash equivalents and restricted cash at the end of the year	$ 137,053	954,136	1,126,407	632,439
VIEs
Variable interest entity
Total revenues		6,277,535	4,996,168	3,504,055
Net income		182,443	103,438	169,851
Net cash (used in)/ provided by operating activities		290,615	(714,718)	(19,779)
Net cash used in investing activities		(51,679)	(38,342)	(11,996)
Net cash provided by financing activities		54,452	1,183,163	101,599
Net increase in cash, cash equivalents and restricted cash		293,388	430,103	69,824
Cash, cash equivalents and restricted cash at the beginning of the year		546,325	116,222	46,398
Cash, cash equivalents and restricted cash at the end of the year		¥ 839,713	¥ 546,325	¥ 116,222